Sage ESG Intermediate Credit ETF

GUDB

a series of Northern Lights Fund Trust IV

Supplement dated January 2, 2020

to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated December 2, 2019

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Effective immediately, Sage ESG Intermediate Credit ETF (the “Fund”) will be listed on NYSE Arca, Inc.. All references to Cboe BZX Exchange, Inc. are deleted in their entirety.

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This Supplement, the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, dated December 2, 2019, provide information that you should know before investing in the Fund and should be retained for future reference. The Summary Prospectus, Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-888-724-3911.